Form N-1A Cover	Jan. 28, 2026
Prospectus [Line Items]
Document Type	485BPOS
Amendment Flag	false
Registrant Name	SEI INSTITUTIONAL INTERNATIONAL TRUST
Entity Central Index Key	0000835597
Entity Investment Company Type	N-1A
Document Period End Date	Jan. 28, 2026
Prospectus Date	Jan. 31, 2026